Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of the Parent Company
25.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
The following is the condensed financial information of the Company on a parent company only basis.
Condensed balance sheets

	As of December 31,
	2021	2022
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	857,888,496	85,823,048	12,443,172
Short-term investments	1,679,107,862	1,149,961,626	166,728,763
Short-term amounts due from subsidiaries (other than WFOE)	738,960,885	402,663,708	58,380,750
Other current assets	1,964,886	4,395,552	637,295

Total Current assets	3,277,922,129	1,642,843,934	238,189,980

Non-current assets
Investments in subsidiaries	64,698,500	54,820,009	7,948,154
Contractual interest in the VIEs and VIEs’ subsidiaries*	3,965,065,845	2,978,731,315	431,875,444

Total non-current assets	4,029,764,345	3,033,551,324	439,823,598

Total assets	7,307,686,474	4,676,395,258	678,013,578

LIABILITIES
Current liabilities
Short-term amounts due to subsidiaries (other than WFOE)	—	34,502,715	5,002,423
Other current liabilities	276,372,739	319,983,531	46,393,251

Total current liabilities	276,372,739	354,486,246	51,395,674

Other non-current liabilities	40,746,914	7	1

Total non-current liabilities	40,746,914	7	1

Total liabilities	317,119,653	354,486,253	51,395,675

Shareholders’ equity
Class A Ordinary shares (par value of US$0.0001 per share; 420,674,280 shares authorized as of December 31, 2021 and 2022, respectively; 229,831,213 shares issued and 206,506,455 shares outstanding as of December 31, 2021; 229,831,213 shares issued and 196,605,493 shares outstanding as of December 31, 2022)	154,483	154,483	22,398
Class B Ordinary shares (par value of US$0.0001 per share; 79,325,720 shares authorized as of December 31, 2021 and 2022, respectively; 72,978,677 shares issued and outstanding as of December 31, 2021; 72,978,677 shares issued and outstanding as of December 31, 2022)	49,777	49,777	7,217
Treasury shares	(485,263,213)	(559,005,216)	(81,048,138)
Additional paid-in capital	4,671,769,821	4,805,240,472	696,694,379
Accumulated other comprehensive (loss) income	(187,517,110)	66,359,902	9,621,281
Retained earnings	2,991,373,063	9,109,587	1,320,766

Total shareholders’ equity	6,990,566,821	4,321,909,005	626,617,903

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	7,307,686,474	4,676,395,258	678,013,578

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
General and administrative	(11,854,536)	(10,079,685)	(7,443,140)	(1,079,154)
Interest income	1,889,711	4,440,117	26,502,229	3,842,462
Foreign exchange loss	(706,543)	(390,858)	(411,971)	(59,730)
Net gain (loss) on equity securities	3,315,475,734	(27,278,116)	(14,671,470)	(2,127,163)
Share of income (loss) of subsidiaries	(17,947,567)	(15,118,076)	(9,705,617)	(1,407,182)
Contractual interests in the VIEs and VIEs’ subsidiaries*	395,464,418	37,717,412	(1,131,232,451)	(164,013,288)
Other income	4,725,168	1,928,027	24,251,883	3,516,195
Other expense	(4,184)	(6,218,510)	(8,186)	(1,187)

Net income (loss) before income taxes	3,687,042,201	(14,999,689)	(1,112,718,723)	(161,329,047)

Income tax expense	(317,524,354)	6,455,337	1,510,840	219,051
Net income (loss)	3,369,517,847	(8,544,352)	(1,111,207,883)	(161,109,996)

Other comprehensive income (loss), net of tax	(234,817,165)	(72,130,683)	253,877,012	36,808,707

Total comprehensive income (loss), net of tax	3,134,700,682	(80,675,035)	(857,330,871)	(124,301,289)

Condensed statements of cash flows

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Net income (loss)	3,369,517,847	(8,544,352)	(1,111,207,883)	(161,109,996)
Net gain (loss) on equity securities	(3,315,475,734)	27,278,116	14,671,470	2,127,163
Share of income (loss) of subsidiaries	17,947,567	15,118,076	9,705,617	1,407,182
Contractual interests in the VIEs and VIEs’ subsidiaries*	(395,464,418)	(37,717,412)	1,131,232,451	164,013,288
Changes in operating assets and liabilities	310,474,194	(6,320,138)	(182,850)	(26,513)

Net cash (used in) provided by operating activities	(13,000,544)	(10,185,710)	44,218,805	6,411,124
Net cash provided by investing activities	456,658,680	2,150,227,042	1,028,108,135	149,061,668
Net cash used in financing activities	(310,709,163)	(1,391,602,116)	(1,969,849,465)	(285,601,326)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(19,238,574)	(5,443,535)	125,457,077	18,189,566
Net increase (decrease) in cash and cash equivalents and restricted cash	113,710,399	742,995,681	(772,065,448)	(111,938,968)

Cash and cash equivalents and restricted cash at beginning of the year	1,182,416	114,892,815	857,888,496	124,382,140

Cash and cash equivalents and restricted cash at end of the year	114,892,815	857,888,496	85,823,048	12,443,172

*	It represents the primary beneficiary’s share of income or loss generated from the VIEs and their subsidiaries.
Basis of presentation
Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.
The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323,
Investments – Equity Method and Joint Ventures
(“ASC 323”). Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs’ and their respective profit or loss as “Equity in profits of subsidiaries and VIEs’ on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.
The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.